PREPAYMENTS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepayments	$ 4,088,448	$ 2,760,658	$ 61,707
Office furniture [Member]
Prepayments	1,124,480	1,895,591	0
Office Rental [Member]
Prepayments	28,658	173,611	0
Block chain software and annual fee [Member]
Prepayments	616,052	630,291	0
Ycloud system marketing and promotion service [Member]
Prepayments	$ 2,319,258	0
Software licenses fee and others [Member]
Prepayments		$ 61,165	$ 61,707